Selling, general and administrative expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selling, general and administrative expense [abstract]
Taxes	[1]	$ (54,883)	$ (50,908)	$ (43,188)
Salaries and social security contributions		(35,812)	(34,832)	(31,508)
Services and fees		(58,511)	(48,123)	(52,481)
Office expenses		(11,620)	(9,966)	(10,353)
Amortization and depreciation		(7,640)	(7,150)	(7,475)
Maintenance expenses		(4,215)	(5,113)	(5,901)
Advertising		(3,044)	(2,229)	(3,249)
Insurance		(2,289)	(1,397)	(517)
Charter service		(830)	(1,162)	(2,336)
Bad debts recovery		268	2,248	0
Bad debts		(7,672)	(1,976)	(2,574)
Other		(7,953)	(10,244)	(7,637)
Selling, general and administrative expenses (Notes 7)		$ (194,201)	$ (170,852)	$ (167,219)

[1]	Mainly included tax from taxes over banks transactions and tax on revenue.